UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

CORE BOND FUND

APRIL 30, 2008

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 24.3%
Airlines - 0.4%
	Delta Air Lines Inc.:
$291,852	6.821% due 8/10/22 (a)	$258,289
546,178	Pass-Through Certificates, 6.619% due 3/18/11 (a)	535,720
	JetBlue Airways Corp.:
259,461	3.440% due 8/15/16 (a)(b)	251,677
300,000	3.515% due 11/15/16 (a)(b)(c)	232,491

	Total Airlines	1,278,177

Automobiles - 0.1%
	DaimlerChrysler North America Holding Corp.:
50,000	7.200% due 9/1/09 (a)	51,763
95,000	Notes, 4.050% due 6/4/08 (a)	95,017

	Total Automobiles	146,780

Capital Markets - 2.8%
	Bear Stearns Co. Inc.:
730,000	Senior Notes, 6.400% due 10/2/17 (a)	754,478
450,000	Subordinated Notes, 5.550% due 1/22/17 (a)	436,150
30,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (a)(b)(d)	22,649
	Goldman Sachs Group Inc.:
20,000	5.450% due 11/1/12 (a)	20,245
570,000	Notes, 4.500% due 6/15/10 (a)	569,918
	Kaupthing Bank HF:
360,000	7.625% due 2/28/15 (c)(e)	335,772
1,030,000	Notes, 5.750% due 10/4/11 (a)(f)	909,526
440,000	Subordinated Notes, 7.125% due 5/19/16 (a)(f)	355,825
130,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(b)(d)	92,377
	Lehman Brothers Holdings Inc.:
45,000	5.250% due 2/6/12 (a)	43,915
	Medium-Term Notes:
930,000	5.625% due 1/24/13 (a)	917,301
1,710,000	4.500% due 9/15/22 (a)(b)	1,647,036
190,000	Senior Notes, 6.200% due 9/26/14 (a)	191,430
50,000	Subordinated Notes, 6.500% due 7/19/17 (a)	49,201
1,090,000	Merrill Lynch & Co. Inc., 6.875% due 4/25/18 (a)	1,100,862
	Morgan Stanley, Medium-Term Notes:
110,000	5.625% due 1/9/12 (a)	111,191
180,000	3.184% due 10/18/16 (a)(b)	158,453
940,000	UBS AG Stamford CT, Medium-Term Notes, 5.750% due 4/25/18 (a)	940,312

	Total Capital Markets	8,656,641

Chemicals - 0.1%
310,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18 (a)	331,113

Commercial Banks - 2.6%
880,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (a)(b)(d)	707,450
160,000	Eksportfinans A/S, 5.500% due 5/25/16 (a)	171,421
	Glitnir Banki HF:
	Notes:
130,000	6.330% due 7/28/11 (a)(f)	104,701
290,000	6.375% due 9/25/12 (a)(f)	251,007
350,000	Subordinated Bonds, 7.451% due 9/14/16 (a)(b)(d)(f)	226,910
420,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(f)	302,393

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 2.6% (continued)
$130,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(b)(d)(f)	$107,101
930,000	Landsbanki Islands HF, 6.100% due 8/25/11 (a)(f)	828,666
10,000	Rabobank Capital Funding II, 5.260% due 12/31/13 (a)(b)(d)(f)	8,934
20,000	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 10/21/16 (a)(b)(d)(f)	16,684
140,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)(f)	124,651
	Royal Bank of Scotland Group PLC:
250,000	Bonds, 6.990% due 10/5/17 (a)(b)(d)(f)	229,850
200,000	Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (a)(b)(d)	188,560
800,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)(f)	747,000
350,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)(f)	331,248
200,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)(f)	146,977
690,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)(b)	569,519
1,420,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (a)(b)(d)	1,129,597
	Wachovia Corp.:
620,000	5.500% due 5/1/13 (a)	622,268
170,000	Senior Notes, 5.750% due 6/15/17 (a)	169,437
640,000	Wells Fargo Bank NA, Subordinated Notes, 5.950% due 8/26/36 (a)	629,484
360,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (a)	321,374

	Total Commercial Banks	7,935,232

Commercial Services & Supplies - 0.2%
635,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12 (a)	654,557

Consumer Finance - 3.5%
330,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	317,101
180,000	American General Finance Corp., Medium-Term Notes, 6.900% due 12/15/17 (a)	178,319
	Ford Motor Credit Co.:
230,000	Bonds, 7.375% due 2/1/11 (a)	211,601
	Notes:
190,000	6.625% due 6/16/08 (a)	188,970
4,420,000	7.375% due 10/28/09 (a)	4,256,261
210,000	Senior Notes, 7.250% due 10/25/11 (a)	189,259
4,460,000	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10 (a)	4,105,296
	SLM Corp., Medium-Term Notes:
150,000	5.000% due 10/1/13 (a)	127,984
150,000	5.375% due 5/15/14 (a)	126,628
1,530,000	5.625% due 8/1/33 (a)	1,189,053

	Total Consumer Finance	10,890,472

Diversified Financial Services - 4.8%
280,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)(f)	226,597
300,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(f)	284,618
520,950	Air 2 US, 8.027% due 10/1/19 (a)(f)	510,857
	Bank of America Corp.:
130,000	5.375% due 8/15/11 (a)	134,122
470,000	Notes, 8.000% due 1/30/18 (a)(b)(d)	478,971
	Citigroup Inc.:
230,000	5.100% due 9/29/11 (a)	229,556
1,630,000	5.500% due 4/11/13 (a)	1,641,687
800,000	6.875% due 3/5/38 (a)	830,034

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 4.8% (continued)
	General Electric Capital Corp.:
$1,320,000	Medium-Term Notes, 5.450% due 1/15/13 (a)	$1,365,339
970,000	Subordinated Debentures, 6.375% due 11/15/67 (a)(b)	972,650
300,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(b)(c)(f)	251,433
225,000	HSBC Finance Corp., Notes, 4.125% due 11/16/09 (a)	224,620
20,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(b)(f)	17,781
	JPMorgan Chase & Co.:
160,000	5.150% due 10/1/15 (a)	160,169
	Subordinated Notes:
300,000	5.125% due 9/15/14 (a)	296,533
1,480,000	6.125% due 6/27/17 (a)	1,537,402
484,024	Lilacs Repackaging 05-I, 5.138% due 1/15/64 (a)(c)(f)	386,009
590,000	McGuire Air Force Base/Fort Dix Privatized Military Housing Project, Bonds, 5.611% due 9/15/51 (a)(f)	510,061
400,000	Merna Reinsurance Ltd., Subordinated Notes, 4.446% due 6/30/12 (a)(b)(f)	376,440
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(b)(d)	90,521
730,000	Private Export Funding Corp., 3.550% due 4/15/13 (a)	723,599
	Residential Capital LLC, Senior Notes:
50,000	8.125% due 11/21/08 (a)	41,750
50,000	5.816% due 4/17/09 (a)(b)	33,500
160,000	6.178% due 5/22/09 (a)(b)	106,000
2,280,000	8.000% due 2/22/11 (a)	1,185,600
10,000	8.500% due 6/1/12 (a)	5,150
220,000	Sigma Finance Inc., Medium-Term Notes, 8.000% due 6/22/17 (a)(b)(c)(f)	147,400
930,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(b)(d)(f)	833,457
	TNK-BP Finance SA:
140,000	7.500% due 7/18/16 (a)(f)	135,975
710,000	Senior Notes, 7.875% due 3/13/18 (a)(f)	706,450
230,000	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30 (a)	262,104

	Total Diversified Financial Services	14,706,385

Diversified Telecommunication Services - 1.1%
160,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31 (a)	193,002
	BellSouth Corp., Notes:
10,000	4.750% due 11/15/12 (a)	9,994
370,000	6.875% due 10/15/31 (a)	384,016
100,000	British Telecommunications PLC, Notes, 8.625% due 12/15/10 (a)	108,892
375,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	378,852
	Koninklijke KPN NV, Senior Notes:
80,000	8.000% due 10/1/10 (a)	85,560
500,000	8.375% due 10/1/30 (a)	599,300
90,000	SBC Communications Inc., Notes, 5.100% due 9/15/14 (a)	90,402
320,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (a)	299,690
70,000	Telecom Italia Capital SA, 4.950% due 9/30/14 (a)	65,303
730,000	Verizon Communications Inc., 6.900% due 4/15/38 (a)	793,229
35,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12 (a)	38,455
310,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12 (a)	326,834

	Total Diversified Telecommunication Services	3,373,529

Electric Utilities - 0.9%
5,000	Cleveland Electric Illuminating Co., 5.700% due 4/1/17 (a)	4,802
700,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	731,734
380,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	335,395
	FirstEnergy Corp., Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 0.9% (continued)
$350,000	6.450% due 11/15/11 (a)	$363,758
905,000	7.375% due 11/15/31 (a)	1,002,558
	Pacific Gas & Electric Co.:
425,000	First Mortgage Bonds, 6.050% due 3/1/34 (a)	424,075
20,000	Senior Unsubordinated Notes, 5.800% due 3/1/37 (a)	19,277

	Total Electric Utilities	2,881,599

Energy Equipment & Services - 0.3%
30,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (a)(f)	30,023
810,000	Transocean Inc., 5.250% due 3/15/13 (a)	819,811

	Total Energy Equipment & Services	849,834

Food & Staples Retailing - 0.6%
776,504	CVS Caremark Corp., 6.943% due 1/10/30 (a)(f)	769,325
455,874	CVS Lease Pass-Through Trust, 6.036% due 12/10/28 (a)(f)	420,719
730,000	Wal-Mart Stores Inc., 5.800% due 2/15/18 (a)	777,534

	Total Food & Staples Retailing	1,967,578

Health Care Providers & Services - 0.2%
580,000	Cardinal Health Inc., 5.850% due 12/15/17 (a)	580,591
40,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17 (a)	39,197

	Total Health Care Providers & Services	619,788

Independent Power Producers & Energy Traders - 0.2%
	TXU Corp., Senior Notes:
230,000	5.550% due 11/15/14 (a)	189,039
50,000	6.500% due 11/15/24 (a)	38,267
570,000	6.550% due 11/15/34 (a)	433,543

	Total Independent Power Producers & Energy Traders	660,849

Industrial Conglomerates - 0.2%
	Tyco International Group SA:
40,000	Guaranteed Notes, 6.750% due 2/15/11 (a)	41,620
	Notes:
10,000	6.125% due 11/1/08 (a)	10,047
100,000	6.000% due 11/15/13 (a)	101,381
310,000	6.875% due 1/15/29 (a)	298,716
75,000	Senior Notes, 6.375% due 10/15/11 (a)	77,367
20,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35 (a)	18,518

	Total Industrial Conglomerates	547,649

Insurance - 1.3%
	American International Group Inc.:
610,000	Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	539,496
100,000	Medium-Term Notes, 5.850% due 1/16/18 (a)	100,105
20,000	ASIF Global Financing XIX, 4.900% due 1/17/13 (a)(f)	19,593
1,625,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (a)	1,467,063
1,460,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(b)	1,279,951
	Willis North America Inc.:
350,000	5.125% due 7/15/10 (a)	348,659
130,000	Senior Notes, 5.625% due 7/15/15 (a)	126,230

	Total Insurance	3,881,097

IT Services - 0.0%
10,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	10,203

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Media - 0.7%
	Clear Channel Communications Inc.:
$50,000	4.250% due 5/15/09 (a)	$47,762
15,000	Notes, 5.500% due 9/15/14 (a)	10,438
40,000	Senior Notes, 6.250% due 3/15/11 (a)	34,021
	Comcast Corp., Notes:
170,000	6.500% due 1/15/15 (a)	177,598
110,000	6.500% due 1/15/17 (a)	114,913
900,000	5.875% due 2/15/18 (a)	899,177
70,000	COX Communications Inc., Notes, 3.875% due 10/1/08 (a)	69,847
	News America Inc.:
40,000	6.200% due 12/15/34 (a)	38,956
30,000	6.650% due 11/15/37 (a)	31,113
	Time Warner Inc.:
300,000	6.500% due 11/15/36 (a)	283,829
85,000	Senior Debentures, 7.700% due 5/1/32 (a)	92,327
325,000	Senior Notes, 6.875% due 5/1/12 (a)	338,863

	Total Media	2,138,844

Metals & Mining - 0.4%
	Vale Overseas Ltd., Notes:
650,000	8.250% due 1/17/34 (a)	762,775
400,000	6.875% due 11/21/36 (a)	405,840

	Total Metals & Mining	1,168,615

Multi-Utilities - 0.2%
	Dominion Resources Inc.:
30,000	Notes, 4.750% due 12/15/10 (a)	30,366
645,000	Senior Notes, 5.700% due 9/17/12 (a)	665,917

	Total Multi-Utilities	696,283

Oil, Gas & Consumable Fuels - 2.6%
5,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (a)	5,583
	Anadarko Petroleum Corp., Senior Notes:
160,000	3.200% due 9/15/09 (a)(b)	157,314
110,000	5.950% due 9/15/16 (a)	113,311
10,000	Conoco Funding Co., Notes, 6.350% due 10/15/11 (a)	10,693
470,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	539,711
	Gazprom, Loan Participation Notes:
170,000	6.212% due 11/22/16 (a)(f)	161,075
850,000	Senior Notes, 6.510% due 3/7/22 (a)(f)	779,875
	Hess Corp.:
90,000	7.875% due 10/1/29 (a)	107,907
595,000	Notes, 7.300% due 8/15/31 (a)	671,414
726,000	Intergas Finance BV, 6.375% due 5/14/17 (a)(f)	633,435
	Kerr-McGee Corp.:
10,000	6.950% due 7/1/24 (a)	10,584
	Notes:
300,000	6.875% due 9/15/11 (a)	318,846
820,000	7.875% due 9/15/31 (a)	975,065
	Kinder Morgan Energy Partners LP:
30,000	Medium-Term Notes, 6.950% due 1/15/38 (a)	30,509
	Senior Notes:
65,000	7.125% due 3/15/12 (a)	68,706
35,000	5.000% due 12/15/13 (a)	34,222
60,000	6.000% due 2/1/17 (a)	60,094

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 2.6% (continued)
$634,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35 (a)	$663,650
130,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (a)	134,875
	Williams Cos. Inc.:
160,000	Debentures, 7.500% due 1/15/31 (a)	170,400
	Notes:
290,000	7.875% due 9/1/21 (a)	318,275
663,000	8.750% due 3/15/32 (a)	787,313
300,000	Senior Notes, 7.750% due 6/15/31 (a)	325,500
	XTO Energy Inc.:
240,000	5.500% due 6/15/18 (a)	238,635
645,000	Senior Notes, 7.500% due 4/15/12 (a)	702,561

	Total Oil, Gas & Consumable Fuels	8,019,553

Paper & Forest Products - 0.2%
445,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	465,900

Pharmaceuticals - 0.1%
420,000	Wyeth, 5.950% due 4/1/37 (a)	417,391

Thrifts & Mortgage Finance - 0.4%
	Countrywide Financial Corp.:
600,000	6.250% due 5/15/16 (a)	528,744
	Medium-Term Notes:
60,000	3.345% due 5/5/08 (a)(b)	59,873
160,000	2.874% due 6/18/08 (a)(b)	155,776
130,000	2.868% due 1/5/09 (a)(b)	123,207
220,000	Washington Mutual Bank, Subordinated Notes, 5.500% due 1/15/13 (a)	199,300
150,000	Washington Mutual Inc., Senior Notes, 5.250% due 9/15/17 (a)	127,725

	Total Thrifts & Mortgage Finance	1,194,625

Wireless Telecommunication Services - 0.4%
280,000	America Movil SAB de CV, 5.625% due 11/15/17 (a)	276,421
120,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31 (a)	148,112
	Sprint Capital Corp.:
30,000	Notes, 8.750% due 3/15/32 (a)	26,536
940,000	Senior Notes, 8.375% due 3/15/12 (a)	896,068

	Total Wireless Telecommunication Services	1,347,137

	TOTAL CORPORATE BONDS & NOTES (Cost - $78,968,659)	74,839,831

ASSET-BACKED SECURITIES - 4.3%
Credit Card - 0.3%
1,020,000	Washington Mutual Master Note Trust, 2.746% due 9/15/13 (a)(b)(f)	976,017

Home Equity - 3.1%
36,993	ABFS Mortgage Loan Trust, 3.395% due 4/25/34 (a)(b)(f)	27,913
261,695	ACE Securities Corp., 2.995% due 6/25/36 (a)(b)	133,534
1,912,714	Argent Securities Inc., 3.005% due 5/25/36 (a)(b)	1,807,775
870,592	Bear Stearns Asset-Backed Securities Trust, 3.225% due 12/25/44 (a)(b)	803,720
46,118	Credit-Based Asset Servicing and Securitization LLC, 6.643% due 2/3/29 (a)(b)(f)	34,588
	GMAC Mortgage Corp. Loan Trust:
556,035	3.645% due 2/25/31 (a)(b)(f)	442,677
1,632,517	3.105% due 11/25/36 (a)(b)	951,221
17,036	IXIS Real Estate Capital Trust, 2.955% due 8/25/36 (a)(b)	16,978
	Lehman XS Trust:
246,815	3.025% due 6/25/37 (a)(b)(c)	223,785
320,093	2.965% due 6/25/46 (a)(b)	296,118

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Home Equity - 3.1% (continued)
	Morgan Stanley Mortgage Loan Trust:
$1,082,343	3.015% due 10/25/46 (a)(b)	$978,529
1,458,261	3.065% due 1/25/47 (a)(b)	1,337,537
	RAAC:
297,050	3.165% due 5/25/36 (a)(b)(f)	265,820
347,470	3.235% due 7/25/37 (a)(b)(f)	341,221
1,421,355	3.245% due 2/25/46 (a)(b)(c)(f)	1,024,314
1,160,000	Renaissance Home Equity Loan Trust, 6.203% due 6/25/37 (a)(b)	697,800
423,960	Terwin Mortgage Trust, 4.750% due 10/25/37 (a)(b)(c)	125,068

	Total Home Equity	9,508,598

Student Loan - 0.9%
192,000	Brazos Higher Education Authority Inc., 2.629% due 9/26/16 (a)(b)	189,832
1,297,626	Countrywide Asset-Backed Certificates, 3.235% due 9/25/35 (a)(b)(c)(f)	966,900
1,044,705	JPMorgan Mortgage Acquisition Corp., 3.085% due 5/25/35 (a)(b)	989,448
24,498	MSCC HELOC Trust, 3.085% due 7/25/17 (a)(b)	19,378
493,131	SLM Student Loan Trust, 2.930% due 10/25/17 (a)(b)	490,943
43,241	Wachovia Asset Securitization Inc., 3.265% due 9/27/32 (a)(b)	39,987

	Total Student Loan	2,696,488

	TOTAL ASSET-BACKED SECURITIES (Cost - $15,774,719)	13,181,103

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4%
1,576,985	American Home Mortgage Assets, 3.105% due 10/25/46 (a)(b)	1,068,795
1,080,993	Banc of America Alternative Loan Trust, 5.900% due 10/25/36 (a)(b)	1,053,796
	Banc of America Commercial Mortgage Inc.:
500,000	4.668% due 7/10/43 (a)	481,886
370,000	5.889% due 7/10/44 (a)(b)	375,112
2,300,000	5.372% due 9/10/45 (a)(b)	2,266,374
	Banc of America Funding Corp.:
226,156	5.602% due 6/20/35 (a)(b)	174,927
857,494	5.791% due 10/25/36 (a)(b)	865,406
1,543,051	5.706% due 9/20/46 (a)(b)(c)	1,311,594
	Banc of America Mortgage Securities Inc.:
562,473	5.176% due 12/25/34 (a)(b)	559,132
147,649	5.221% due 2/25/35 (a)(b)	128,181
177,839	Bayview Financial Acquisition Trust, 3.516% due 5/28/44 (a)(b)	160,685
200,000	Bear Stearns Adjustable Rate Mortgage Trust, 3.558% due 6/25/34 (a)(b)	195,389
120,000	Bear Stearns Commercial Mortgage Securities, Inc., 5.405% due 12/11/40 (a)(b)	120,279
1,888,291	Bear Stearns Mortgage Funding Trust, 3.055% due 12/25/46 (a)(b)	1,467,905
	Bear Stearns Structured Products Inc.:
599,145	3.236% due 9/26/37 (a)(b)(f)	572,184
4,933,751	3.495% due 9/27/37 (a)(b)(f)	4,699,398
	Countrywide Alternative Loan Trust:
133,553	4.250% due 3/25/34 (a)	128,599
742,166	3.285% due 10/25/34 (a)(b)	669,140
216,621	3.155% due 7/25/35 (a)(b)	177,371
218,062	3.245% due 9/25/35 (a)(b)	178,048
1,140,090	3.165% due 1/25/36 (a)(b)	930,903
1,516,259	3.010% due 5/20/46 (a)(b)	1,180,238
2,410,963	3.085% due 7/25/46 (a)(b)	1,874,093
993,858	3.085% due 8/25/46 (a)(b)	780,628
1,791,525	5.086% due 11/25/46 (a)(b)(c)	1,209,154
1,856,700	3.025% due 3/25/47 (a)(b)	1,452,877

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$176,316	Countrywide Home Loan Mortgage Pass Through Trust, 3.185% due 4/25/35 (a)(b)	$144,332
	Countrywide Home Loans:
127,010	3.195% due 3/25/35 (a)(b)	113,924
172,850	6.042% due 4/25/35 (a)(b)(c)	116,881
1,475,152	3.295% due 9/25/35 (a)(b)(f)	1,297,129
180,379	Countrywide Home Loan, Mortgage Pass-Through Trust, 3.195% due 5/25/35 (a)(b)	146,949
	Credit Suisse Mortgage Capital Certificates:
500,000	5.609% due 2/15/39 (a)(b)	497,798
2,590,000	6.005% due 9/15/39 (a)(b)	2,595,285
364,127	Downey Savings & Loan Association Mortgage Loan Trust, 4.996% due 4/19/36 (a)(b)	268,032
360,000	GE Capital Commercial Mortgage Corp., 5.512% due 11/10/45 (a)(b)	361,036
	Greenpoint Mortgage Funding Trust:
169,016	3.115% due 6/25/45 (a)(b)	138,593
64,447	3.155% due 10/25/45 (a)(b)	46,534
1,667,437	2.975% due 2/25/47 (a)(b)	1,231,409
200,000	GS Mortgage Securities Corp. II, 4.680% due 7/10/39 (a)	194,890
	GSMPS Mortgage Loan Trust:
384,890	3.245% due 1/25/35 (a)(b)(c)(f)	346,459
216,357	3.245% due 3/25/35 (a)(b)(f)	196,197
	Harborview Mortgage Loan Trust:
168,458	3.140% due 6/20/35 (a)(b)	136,943
738,121	3.010% due 11/19/36 (a)(b)	581,657
2,236,949	2.950% due 3/19/38 (a)(b)	1,750,735
281,787	5.820% due 6/19/45 (a)(b)	222,964
885,429	Homestar Mortgage Acceptance Corp., 3.345% due 7/25/34 (a)(b)	771,729
1,114,465	Indymac INDA Mortgage Loan Trust, 6.260% due 11/25/37 (a)(b)	1,057,385
113,107	Indymac Index Mortgage Loan Trust, 5.099% due 9/25/35 (a)(b)	93,286
	JPMorgan Chase Commercial Mortgage Securities Corp.:
200,000	4.918% due 10/15/42 (a)(b)	194,897
100,000	5.472% due 1/12/43 (a)(b)	99,903
1,630,000	5.420% due 5/15/49 (a)	1,580,022
1,950,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43 (a)	1,912,300
	LB-UBS Commercial Mortgage Trust:
200,000	4.664% due 7/15/30 (a)	193,098
140,000	4.739% due 7/15/30 (a)	135,470
660,000	5.347% due 11/15/38 (a)	644,107
	Lehman XS Trust:
188,644	3.195% due 12/25/35 (a)(b)(c)	136,273
1,350,035	3.155% due 2/25/46 (a)(b)	1,051,587
536,934	Luminent Mortgage Trust, 3.135% due 4/25/36 (a)(b)	407,684
1,001,479	Mach One Trust Commercial Mortgage Backed Securities, 1.254% due 5/28/40 (b)(e)	34,431
608,624	MASTR ARM Trust, 3.095% due 5/25/47 (a)(b)	473,561
	MASTR Reperforming Loan Trust:
195,180	7.000% due 8/25/34 (a)(f)	193,475
1,540,548	3.245% due 5/25/35 (a)(b)(f)	1,362,774
113,901	Merrill Lynch Mortgage Investors Inc., 5.271% due 12/25/35 (a)(b)	108,890
120,000	Merrill Lynch Mortgage Trust, 5.842% due 5/12/39 (a)(b)	120,745
1,260,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485% due 3/12/51 (a)(b)	1,227,547
	Morgan Stanley Capital I:
240,000	4.989% due 8/13/42 (a)	235,312
1,640,000	5.332% due 12/15/43 (a)	1,596,983

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.4% (continued)
$500,000	5.692% due 4/15/49 (a)(b)	$493,240
734,253	Morgan Stanley Mortgage Loan Trust, 5.359% due 10/25/34 (a)(b)	709,329
1,689,861	Mortgage IT Trust, 3.215% due 2/25/35 (a)(b)	1,476,333
700,000	Nomura Asset Acceptance Corp., 4.976% due 5/25/35 (a)(b)	585,314
	Prime Mortgage Trust:
870,677	5.500% due 5/25/35 (a)(f)	833,605
517,019	6.000% due 5/25/35 (a)(f)	503,165
1,810,622	Residential Accredit Loans Inc., 3.055% due 1/25/37 (a)(b)(c)	1,412,665
	Structured Asset Mortgage Investments Inc.:
2,017,221	3.105% due 8/25/36 (a)(b)	1,487,151
656,744	3.075% due 9/25/47 (a)(b)	511,517
560,920	Structured Asset Securities Corp., 3.245% due 6/25/35 (a)(b)	555,615
	Thornburg Mortgage Securities Trust:
267,589	6.217% due 9/25/37 (a)(b)	251,599
281,956	6.222% due 9/25/37 (a)(b)	264,896
292,923	3.125% due 7/25/45 (a)(b)	292,303
1,313,411	3.165% due 8/25/45 (a)(b)	1,300,683
2,687,545	3.155% due 10/25/45 (a)(b)	2,661,510
714,386	3.095% due 12/25/45 (a)(b)(c)	568,572
	WaMu Mortgage Pass-Through Certificates:
136,279	3.165% due 7/25/45 (a)(b)	96,566
429,964	5.076% due 6/25/47 (a)(b)	320,861
	Washington Mutual Inc.:
930,000	5.256% due 1/25/36 (a)(b)	858,869
159,381	3.125% due 4/25/45 (a)(b)	131,909
463,358	3.215% due 8/25/45 (a)(b)(c)	355,349
237,946	3.185% due 10/25/45 (a)(b)	193,154
281,653	3.185% due 12/25/45 (a)(b)	246,310
	Washington Mutual Mortgage Pass-Through Certificates:
736,994	5.496% due 9/25/36 (a)(b)	705,426
1,298,996	5.625% due 12/25/36 (a)(b)(c)	1,181,281
621,731	5.166% due 5/25/47 (a)(b)	431,617
53,383	Washington Mutual MSC Mortgage Pass-Through Certificates, 7.000% due 3/25/34 (a)	52,410
2,100,000	Wells Fargo Mortgage Backed Securities Trust, 3.541% due 9/25/34 (a)(b)(c)	1,884,498
489,118	Zuni Mortgage Loan Trust, 3.025% due 8/25/36 (a)(b)	464,741

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $78,302,197)	68,931,788

MORTGAGE-BACKED SECURITIES - 44.1%
FHLMC - 5.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
140,913	5.000% due 12/1/34 (a)	138,891
900,963	5.236% due 1/1/36 (a)(b)	914,517
705,949	5.901% due 4/1/37 (a)(b)	721,233
2,996,645	5.571% due 1/1/38 (a)(b)	3,047,958
	Gold:
227,135	4.500% due 4/1/19 (a)	225,358
849,337	5.000% due 7/1/20 (a)	857,847
250,032	5.000% due 9/1/35 (a)	246,210
498,010	5.500% due 11/1/35 (a)	502,148
6,822,317	5.500% due 12/1/36 (a)	6,875,715
473,488	5.500% due 11/1/37 (a)	477,194
767,979	5.500% due 12/1/37 (a)(b)	773,759
	STRIPS, IO:
174,457	6.140% due 1/1/37 (a)(b)	179,648

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
FHLMC - 5.1% (continued)
$670,682	5.891% due 2/1/37 (a)(b)	$686,453

	TOTAL FHLMC	15,646,931

FNMA - 33.7%
	Federal National Mortgage Association (FNMA):
51,388	5.500% due 12/1/17 (a)	52,642
18,570	5.500% due 4/1/18 (a)	19,029
1,190,115	5.000% due 10/1/20 (a)	1,199,435
243,620	6.000% due 8/1/21 (a)	251,192
7,700,000	5.500% due 5/19/23 (g)	7,840,764
100,000	6.000% due 5/19/23 (g)	102,984
70,188	6.000% due 3/1/32 (a)	72,286
149,098	6.000% due 11/1/33 (a)	153,181
299,978	5.500% due 5/1/34 (a)	302,517
18,009	6.000% due 5/1/34 (a)	18,474
334,929	5.000% due 8/1/34 (a)	329,972
69,711	6.000% due 9/1/34 (a)	71,511
474,330	6.000% due 10/1/34 (a)	486,580
1,110,508	6.000% due 11/1/34 (a)	1,139,186
288,018	5.000% due 3/1/35 (a)	283,755
233,864	5.000% due 8/1/35 (a)	230,184
434,009	5.500% due 8/1/35 (a)	437,208
82,653	4.500% due 9/1/35 (a)	78,810
155,233	5.500% due 9/1/35 (a)	156,377
69,582	6.000% due 10/1/35 (a)	71,259
21,689	6.000% due 12/1/35 (a)	22,212
240,003	6.500% due 1/1/36 (a)	248,676
5,610,903	5.000% due 2/1/36 (a)	5,522,598
583,613	5.000% due 3/1/36 (a)	574,428
190,002	6.000% due 5/1/36 (a)	194,493
22,547	6.000% due 7/1/36 (a)	23,130
866,255	6.500% due 8/1/36 (a)	897,559
2,699,087	5.767% due 9/1/36 (a)(b)	2,717,499
1,216,800	6.000% due 9/1/36 (a)	1,245,561
363,380	6.500% due 9/1/36 (a)	376,512
515,670	6.500% due 10/1/36 (a)	534,305
1,230,496	5.500% due 11/1/36 (a)	1,238,988
986,782	6.500% due 12/1/36 (a)	1,022,441
1,658,614	5.500% due 1/1/37 (a)	1,670,062
375,710	6.500% due 2/1/37 (a)	389,287
893,978	6.000% due 3/1/37 (a)	914,919
786,304	6.500% due 3/1/37 (a)	814,552
198,354	6.000% due 6/1/37 (a)	203,000
948,195	5.500% due 8/1/37 (a)	955,184
1,370,403	6.500% due 8/1/37 (a)	1,419,633
490,857	6.500% due 9/1/37 (a)	508,491
206,500	6.500% due 10/1/37 (a)	213,918
63,700,000	5.000% due 5/13/38 (g)	62,575,313
2,480,000	5.500% due 5/13/38 (g)	2,493,563
3,200,000	6.000% due 5/13/38 (g)	3,271,501
	STRIPS, IO:
301,871	5.500% due 4/1/36 (a)	300,436
115,034	5.640% due 12/1/36 (a)(b)	116,564

	TOTAL FNMA	103,762,171

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
GNMA - 5.3%
	Government National Mortgage Association (GNMA):
$33,175	6.000% due 11/15/28 (a)	$34,288
197,676	6.500% due 2/15/32 (a)	206,093
403,901	5.000% due 8/15/33 (a)	401,079
233,204	6.000% due 12/15/33 (a)	240,479
292,669	5.000% due 5/15/34 (a)	290,630
3,500,000	5.000% due 5/20/38 (g)	3,464,454
1,700,000	5.500% due 5/20/38 (g)	1,719,134
7,200,000	6.000% due 5/20/38 (g)	7,396,877
	Government National Mortgage Association (GNMA) I:
282,110	6.000% due 3/15/33 (a)	291,043
59,015	5.000% due 9/15/33 (a)	58,602
2,122,733	5.500% due 2/15/35 (a)	2,155,476

	TOTAL GNMA	16,258,155

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $135,334,674)	135,667,257

MUNICIPAL BOND - 0.1%
Oregon - 0.1%
100,000	Oregon State, GO, Taxable Pension, 5.892% due 6/1/27 (a) (Cost - $105,901)	102,000

SOVEREIGN BONDS - 0.6%
Mexico - 0.4%
	United Mexican States, Medium-Term Notes, Series A:
4,000	5.625% due 1/15/17 (a)	4,205
1,249,000	6.750% due 9/27/34 (a)	1,387,951

	Total Mexico	1,392,156

Russia - 0.2%
462,950	Russian Federation, 7.500% due 3/31/30 (a)(b)(f)	532,393

	TOTAL SOVEREIGN BONDS (Cost - $1,846,915)	1,924,549

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%
U.S. Government Agencies - 16.1%
900,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (a)(c)(f)	952,056
	Federal Home Loan Bank (FHLB):
16,000,000	2.528% due 1/8/09 (a)(b)	15,988,176
10,000,000	2.890% due 11/20/09 (a)(b)	9,997,420
120,000	Federal Home Loan Bank System (FHLB), 3.875% due 8/22/08 (a)	120,556
	Federal Home Loan Mortgage Corp. (FHLMC):
17,400,000	2.665% due 10/19/09 (a)(b)	17,394,502
160,000	5.250% due 2/24/11 (a)	163,574
380,000	5.600% due 9/26/13 (a)	384,682
180,000	5.600% due 10/17/13 (a)	182,592
690,000	5.300% due 5/12/20 (a)	700,701
210,000	5.625% due 11/23/35 (a)	215,824
180,000	Medium-Term Notes, 5.450% due 11/21/13 (a)	182,675
	Federal National Mortgage Association (FNMA):
560,000	4.610% due 10/10/13 (a)	565,182
110,000	6.000% due 4/18/36 (a)	116,736
	FICO Strip:
2,000,000	Debentures, zero coupon bond to yield 5.280% due 3/7/19 (e)	1,225,222

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 16.1% (continued)
$910,000	Notes, zero coupon bond to yield 5.290% due 9/26/19 (e)	$538,873
780,000	Tennessee Valley Authority, 5.980% due 4/1/36 (a)	875,746

	Total U.S. Government Agencies	49,604,517

U.S. Government Obligations - 9.6%
	U.S. Treasury Bonds:
100,000	7.500% due 11/15/16 (a)	127,406
10,000	8.750% due 5/15/17 (a)	13,749
540,000	8.875% due 8/15/17 (a)	750,558
435,000	4.500% due 2/15/36 (a)	435,884
1,480,000	4.750% due 2/15/37 (a)	1,542,554
980,000	4.375% due 2/15/38 (a)	961,243
	U.S. Treasury Notes:
40,000	3.750% due 5/15/08 (a)	40,044
7,890,000	4.500% due 3/31/09 (a)	8,079,241
70,000	4.625% due 7/31/09 (a)	72,248
90,000	4.500% due 11/15/10 (a)	94,929
4,540,000	4.625% due 10/31/11 (a)	4,842,550
1,090,000	4.500% due 3/31/12 (a)	1,157,359
1,340,000	4.750% due 5/31/12 (a)	1,436,314
100,000	4.875% due 6/30/12 (a)	107,695
3,340,000	4.625% due 7/31/12 (a)	3,563,887
3,580,000	4.125% due 8/31/12 (a)	3,747,816
	U.S. Treasury Strip Principal (STRIPS):
4,570,000	Zero coupon bond to yield 5.410% due 11/15/21 (a)	2,459,131
100,000	Zero coupon bond to yield 5.262% due 5/15/30 (a)	35,998

	Total U.S. Government Obligations	29,468,606

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $77,677,777)	79,073,123

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.3%
	U.S. Treasury Bonds, Inflation Indexed:
578,319	2.375% due 1/15/25 (a)	608,591
821,190	2.000% due 1/15/26 (a)	816,314
1,259,556	2.375% due 1/15/27 (a)	1,324,897
	U.S. Treasury Notes, Inflation Indexed:
17,184	2.000% due 1/15/14 (a)	18,113
76,177	1.875% due 7/15/15 (a)	79,611
223,961	2.000% due 1/15/16 (a)	235,316
702,254	2.500% due 7/15/16 (a)	765,731
2,328,587	2.625% due 7/15/17 (a)	2,562,719
697,169	1.750% due 1/15/28 (a)	664,816

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $6,645,107)	7,076,108

SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
34,700	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)	888,320
1,100	Federal National Mortgage Association (FNMA), 7.000% (a)(b)	51,425
25,025	Federal National Mortgage Association (FNMA), 8.250% (a)	626,626

	TOTAL PREFERRED STOCKS (Cost - $1,551,645)	1,566,371

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
1	Federal National Mortgage Association (FNMA), 5.375% (a) (Cost - $95,000)	$71,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $396,302,594)	382,433,130

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.2%
U.S. Government Agencies - 0.6%
	Federal National Mortgage Association (FNMA), Discounted Notes:
$1,000,000	1.450% due 5/1/08 (h)	1,000,000
804,000	1.820% due 12/15/08 (h)(i)	793,638

	Total U.S. Government Agencies (Cost - $1,794,834)	1,793,638

Repurchase Agreement - 4.6%
14,162,000	Morgan Stanley tri-party repurchase agreement dated 4/30/08, 1.950% due 5/1/08; Proceeds at maturity - $14,162,767; (Fully collateralized by U.S. government agency obligation, 5.700% due 10/2/17; Market value - $14,580,238) (Cost - $14,162,000)	14,162,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,956,834)	15,955,638

	TOTAL INVESTMENTS - 129.5% (Cost - $412,259,428#)	398,388,768
	Liabilities in Excess of Other Assets - (29.5)%	(90,823,248)

	TOTAL NET ASSETS - 100.0%	$307,565,520

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts and securities traded on a to-be-announced (“TBA”) basis.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Illiquid security.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	This security is traded on a TBA basis (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
FICO	— Financing Corporation
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

Schedule of Options Written
Contracts	Security	Expiration Date	Strike Price	Value

23	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	$121.00	$359
	(Premiums Received - $13,228)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Core Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, exchange rates or securities markets, also, as a substitute for buying and selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

Notes to Schedule of Investments (unaudited) (continued)

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(i) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(j) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(k) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,517,176
Gross unrealized depreciation	(17,387,836)

Net unrealized depreciation	$(13,870,660)

At April 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	26	6/08	$6,156,553	$6,326,125	$169,572
Eurodollar	55	9/08	13,340,740	13,380,125	39,385
Eurodollar	34	12/08	8,263,290	8,253,500	(9,790)
Eurodollar	90	3/09	21,971,432	21,823,875	(147,557)
U.S. Treasury Bonds	112	6/08	13,131,313	13,091,750	(39,563)
U.S. Treasury 2 Year Notes	140	6/08	29,857,248	29,776,250	(80,998)
U.S. Treasury 5 Year Notes	586	6/08	65,824,039	65,622,844	(201,195)

					(270,146)
Contracts to Sell:
U.S. Treasury 10 Year Notes	323	6/08	37,354,273	37,407,437	(53,164)

Net Unrealized Loss on Open Futures Contracts					$(323,310)

During the period ended April 30, 2008, written option transactions for the Fund were as follows:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts / Notional Amount	Premiums
Options written, outstanding July 31, 2007	49	$17,197
Options written	4,700,768	510,436
Options closed	(649)	(442,506)
Options expired	(4,700,145)	(71,899)

Options written, outstanding April 30, 2008	23	$13,228

At April 30, 2008, the Fund held TBA securities with a total cost of $89,246,136.

At April 30, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Credit Suisse First Boston Inc.
Effective Date:	1/09/2008
Reference Entity:	ABX.HE.AAA.06-1
Notional Amount:	$800,000
Payments received by the Fund	0.18% monthly
Payments made by the Fund	Payment only if credit event occurs
Termination Date:	7/25/2045
Unrealized Appreciation:	$10,210*

* Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1)

At April 30, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	3/18/2008
Notional Amount:	$14,200,000
Payments made by the Fund	Fixed Rate, 3.800%
Payments received by the Fund	Floating Rate, 3 Month Libor
Termination Date:	5/12/2016
Unrealized Appreciation:	$365,933

At April 30, 2008, the Fund had total net unrealized appreciation of $376,143 from swap contracts.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its October 31, 2008 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 20, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	June 20, 2008